Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Auditors' remuneration, fees paid by subsidiaries	¥ 53	¥ 53	¥ 53
Subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Auditors' remuneration, fees paid by subsidiaries	¥ 60	¥ 52	¥ 52
Subsidiaries [member] | Maximum [Member]
Disclosure of transactions between related parties [Line Items]
Portion of value-added tax actual tax burden, percentage	3.00%